N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY LIFE INSURANCE CO SEPARATE ACCOUNT A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
VALIC Portfolio Director Freedom Advisor
Prospectus:
Investment Options (of Other Amount) Maximum [Percent]	1.08%
Highest Annual Cost [Dollars]	$ 1,708
Portfolio Company Expenses Maximum [Percent]	1.08%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,708
Surrender Expense, 3 Years, Maximum [Dollars]	5,299
Surrender Expense, 5 Years, Maximum [Dollars]	9,136
Surrender Expense, 10 Years, Maximum [Dollars]	19,921
Annuitized Expense, 1 Year, Maximum [Dollars]	1,708
Annuitized Expense, 3 Years, Maximum [Dollars]	5,299
Annuitized Expense, 5 Years, Maximum [Dollars]	9,136
Annuitized Expense, 10 Years, Maximum [Dollars]	19,921
No Surrender Expense, 1 Year, Maximum [Dollars]	1,708
No Surrender Expense, 3 Years, Maximum [Dollars]	5,299
No Surrender Expense, 5 Years, Maximum [Dollars]	9,136
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 19,921
Portfolio Companies [Table Text Block]
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Systematic Growth Fund[2,3] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.68%	None	0.68%	-38.81%	4.84%	11.53%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.80%	None	0.80%	-25.85%	9.18%	11.85%
	Dividend Value Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	-5.63%	5.39%	9.72%
	Growth Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)	0.65%	None	0.65%	-36.05%	7.06%	11.13%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.75%	None	0.75%	-19.15%	11.96%	13.41%
	Nasdaq-100® Index Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.44%	None	0.44%	-32.81%	11.70%	15.80%
	Stock Index Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.25%	None	0.25%	-18.33%	9.09%	12.20%
	Systematic Core Fund[2,3] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	-18.72%	9.25%	12.23%
	Systematic Value Fund[2,3] Adviser: VALIC Sub-Adviser: Wellington Management	0.49%	None	0.49%	-6.66%	5.41%	9.75%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-17.12%	8.79%	12.40%
Domestic Mid- Cap Equity	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.77%	None	0.77%	-23.40%	9.53%	11.77%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. (d/b/a Boston Partners) and Wellington Management	0.82%	None	0.82%	-8.48%	6.02%	9.47%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-13.35%	6.32%	10.43%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Small- Cap Equity	Small Cap Growth Fund[2,3] Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.	0.91%	None	0.91%	-32.44%	6.14%	11.60%
	Small Cap Index Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.40%	None	0.40%	-20.66%	3.80%	8.77%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	0.89%	None	0.89%	-13.72%	4.72%	9.98%
	Small Cap Value Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	-13.87%	3.79%	8.25%
Global Equity (International and Domestic)	Global Strategy Fund[2,3] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.71%	None	0.71%	-16.78%	-1.15%	2.66%
	International Socially Responsible Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.61%	None	0.61%	-16.55%	3.24%	7.88%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.96%	None	0.96%	-25.35%	-3.28%	0.45%
	International Equities Index Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.43%	None	0.43%	-14.52%	1.29%	4.11%
	International Growth Fund[2,3] Adviser: VALIC Sub-Advisers: Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Co.	0.88%	None	0.88%	-34.04%	4.25%	5.89%
	International Opportunities Fund[2,3] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	-24.45%	-0.48%	5.36%
	International Value Fund[2,3] Adviser: VALIC Sub-Adviser: Allspring	0.79%	None	0.79%	-10.94%	-0.87%	2.64%
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.88%	None	0.88%	-25.91%	-0.05%	3.13%
	Science & Technology Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock, Voya, Wellington Management	0.93%	None	0.93%	-39.00%	8.05%	14.66%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	-16.24%	4.40%	7.06%
	Asset Allocation Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.69%	None	0.69%	-16.42%	2.73%	5.39%
	Conservative Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.64%	None	0.64%	-14.16%	2.34%	3.97%
	Moderate Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	-14.77%	4.12%	6.14%
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge Investments LLC	0.50%	None	0.50%	-14.25%	0.02%	1.13%
	Goldman Sachs VIT Government Money Market Fund[3] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	1.58%	1.17%	0.75%*
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.67%	None	0.67%	-11.16%	-0.19%	0.42%
	High Yield Bond Fund[2,3] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	-10.65%	2.04%	3.46%
	Inflation Protected Fund[2,3] Adviser: VALIC Sub-Adviser: Wellington Management	0.55%	None	0.55%	-10.17%	1.76%	0.99%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.76%	None	0.76%	-16.22%	-1.73%	-0.51%

Portfolio Company Objective [Text Block]	Type
VALIC Portfolio Director Freedom Advisor | VALICCompanyISystematicGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(38.81%)
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	11.53%
VALIC Portfolio Director Freedom Advisor | VALICCompanyICapitalAppreciationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(25.85%)
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	11.85%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIDividendValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Dividend Value Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(5.63%)
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	9.72%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(36.05%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	11.13%
VALIC Portfolio Director Freedom Advisor | VALICCompanyILargeCapitalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Large Capital Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(19.15%)
Average Annual Total Returns, 5 Years [Percent]	11.96%
Average Annual Total Returns, 10 Years [Percent]	13.41%
VALIC Portfolio Director Freedom Advisor | VALICCompanyINasdaq100IndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.44%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(32.81%)
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	15.80%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIStockIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Stock Index Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(18.33%)
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	12.20%
VALIC Portfolio Director Freedom Advisor | VALICCompanyISystematicCoreFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Core Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(18.72%)
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	12.23%
VALIC Portfolio Director Freedom Advisor | VALICCompanyISystematicValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Value Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.49%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(6.66%)
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	9.75%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIUSSociallyResponsibleFundMember
Prospectus:
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	(17.12%)
Average Annual Total Returns, 5 Years [Percent]	8.79%
Average Annual Total Returns, 10 Years [Percent]	12.40%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIMidCapStrategicGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(23.40%)
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	11.77%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIMidCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.(d/b/a Boston Partners) and Wellington Management
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(8.48%)
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	9.47%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIMidCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	(13.35%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	10.43%
VALIC Portfolio Director Freedom Advisor | VALICCompanyISmallCapGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(32.44%)
Average Annual Total Returns, 5 Years [Percent]	6.14%
Average Annual Total Returns, 10 Years [Percent]	11.60%
VALIC Portfolio Director Freedom Advisor | VALICCompanyISmallCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(20.66%)
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	8.77%
VALIC Portfolio Director Freedom Advisor | VALICCompanyISmallCapSpecialValuesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Special Values Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(13.72%)
Average Annual Total Returns, 5 Years [Percent]	4.72%
Average Annual Total Returns, 10 Years [Percent]	9.98%
VALIC Portfolio Director Freedom Advisor | VALICCompanyISmallCapValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(13.87%)
Average Annual Total Returns, 5 Years [Percent]	3.79%
Average Annual Total Returns, 10 Years [Percent]	8.25%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIGlobalStrategyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(16.78%)
Average Annual Total Returns, 5 Years [Percent]	(1.15%)
Average Annual Total Returns, 10 Years [Percent]	2.66%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIInternationalSociallyResponsibleMember
Prospectus:
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(16.55%)
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	7.88%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIEmergingEconomiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(25.35%)
Average Annual Total Returns, 5 Years [Percent]	(3.28%)
Average Annual Total Returns, 10 Years [Percent]	0.45%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIInternationalEquitiesIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Equities Index Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.29%
Average Annual Total Returns, 10 Years [Percent]	4.11%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIInternationalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Growth Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(34.04%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	5.89%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIInternationalOpportunitiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Opportunities Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(24.45%)
Average Annual Total Returns, 5 Years [Percent]	(0.48%)
Average Annual Total Returns, 10 Years [Percent]	5.36%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIInternationalValueFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Value Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Allspring
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(10.94%)
Average Annual Total Returns, 5 Years [Percent]	(0.87%)
Average Annual Total Returns, 10 Years [Percent]	2.64%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIGlobalRealEstateFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(25.91%)
Average Annual Total Returns, 5 Years [Percent]	(0.05%)
Average Annual Total Returns, 10 Years [Percent]	3.13%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIScienceTechnologyFundMember
Prospectus:
Portfolio Company Name [Text Block]	Science & Technology Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya, Wellington Management
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(39.00%)
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	14.66%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIAggressiveGrowthLifestyleFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Growth Lifestyle Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(16.24%)
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	7.06%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIAssetAllocationFundMember
Prospectus:
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(16.42%)
Average Annual Total Returns, 5 Years [Percent]	2.73%
Average Annual Total Returns, 10 Years [Percent]	5.39%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIConservativeGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Conservative Growth Lifestyle Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(14.16%)
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	3.97%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIModerateGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Moderate Growth Lifestyle Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.77%)
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	6.14%
VALIC Portfolio Director Freedom Advisor | VALICCompanyICoreBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses [Percent]	0.50%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.25%)
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.13%
VALIC Portfolio Director Freedom Advisor | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[3] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	1.58%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	0.75%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIGovernmentSecuritiesFundMember
Prospectus:
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(11.16%)
Average Annual Total Returns, 5 Years [Percent]	(0.19%)
Average Annual Total Returns, 10 Years [Percent]	0.42%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIHighYieldBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(10.65%)
Average Annual Total Returns, 5 Years [Percent]	2.04%
Average Annual Total Returns, 10 Years [Percent]	3.46%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIInflationProtectedFundMember
Prospectus:
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,3]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(10.17%)
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	0.99%
VALIC Portfolio Director Freedom Advisor | VALICCompanyIInternationalGovernmentBondFundMember
Prospectus:
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(16.22%)
Average Annual Total Returns, 5 Years [Percent]	(1.73%)
Average Annual Total Returns, 10 Years [Percent]	(0.51%)